SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO ADVANTAGE ALLOCATION FUNDS
For
Wells Fargo Advantage Absolute Return Fund
Wells Fargo Advantage Asset Allocation Fund

The Average Annual Total Return tables in the section entitled "Fund Summary - Performance" in the Fund's prospectuses for Class A, Class B, Class C and Administrator Class are replaced with the following:

(Retail) | (Wells Fargo Advantage Asset Allocation Fund)

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
Average Annual Total Returns (Wells Fargo Advantage Asset Allocation Fund) (Retail)	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	Jul 29, 1996	(4.62%)	1.09%	5.96%
Class A (after taxes on distributions)	Jul 29, 1996	(5.26%)	(0.33%)	4.66%
Class A (after taxes on distributions and the sale of Fund Shares)	Jul 29, 1996	(3.00%)	0.25%	4.53%
Class B	Oct 3, 2002	(4.49%)	1.22%	6.06%
Class C	Oct 3, 2002	(0.57%)	1.52%	5.83%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)		(1.90%)	1.33%	4.45%
MSCI ACWI Index (Net)		(7.35%)	(1.93%)	4.24%

(Administrator) | (Wells Fargo Advantage Asset Allocation Fund)

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Asset Allocation Fund) (Administrator)	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class	Oct 3, 2002	1.41%	2.52%	6.84%
Administrator Class (after taxes on distributions)	Oct 3, 2002	0.71%	1.02%	5.48%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	Oct 3, 2002	0.91%	1.43%	5.29%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)		(1.90%)	1.33%	4.45%
MSCI ACWI Index (Net)		(7.35%)	(1.93%)	4.24%

SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO ADVANTAGE ALLOCATION FUNDS
For
Wells Fargo Advantage Absolute Return Fund
Wells Fargo Advantage Asset Allocation Fund

The Average Annual Total Return tables in the section entitled "Fund Summary - Performance" in the Fund's prospectuses for Class A, Class B, Class C and Administrator Class are replaced with the following:

(Retail) | (Wells Fargo Advantage Asset Allocation Fund)

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
Average Annual Total Returns (Wells Fargo Advantage Asset Allocation Fund) (Retail)	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	Jul 29, 1996	(4.62%)	1.09%	5.96%
Class A (after taxes on distributions)	Jul 29, 1996	(5.26%)	(0.33%)	4.66%
Class A (after taxes on distributions and the sale of Fund Shares)	Jul 29, 1996	(3.00%)	0.25%	4.53%
Class B	Oct 3, 2002	(4.49%)	1.22%	6.06%
Class C	Oct 3, 2002	(0.57%)	1.52%	5.83%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)		(1.90%)	1.33%	4.45%
MSCI ACWI Index (Net)		(7.35%)	(1.93%)	4.24%

SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO ADVANTAGE ALLOCATION FUNDS
For
Wells Fargo Advantage Absolute Return Fund
Wells Fargo Advantage Asset Allocation Fund

The Average Annual Total Return tables in the section entitled "Fund Summary - Performance" in the Fund's prospectuses for Class A, Class B, Class C and Administrator Class are replaced with the following:

(Administrator) | (Wells Fargo Advantage Asset Allocation Fund)

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Asset Allocation Fund) (Administrator)	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class	Oct 3, 2002	1.41%	2.52%	6.84%
Administrator Class (after taxes on distributions)	Oct 3, 2002	0.71%	1.02%	5.48%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	Oct 3, 2002	0.91%	1.43%	5.29%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)		(1.90%)	1.33%	4.45%
MSCI ACWI Index (Net)		(7.35%)	(1.93%)	4.24%

Average Annual Total Returns ((Wells Fargo Advantage Asset Allocation Fund))	0 Months Ended
Sep. 14, 2012
(Retail) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Year	6.50%
10 Year	5.78%
(Retail) | GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.90%)
5 Year	1.33%
10 Year	4.45%
(Retail) | MSCI ACWI Index (Net)
Average Annual Return:
1 Year	(7.35%)
5 Year	(1.93%)
10 Year	4.24%
(Retail) | Class A
Average Annual Return:
1 Year	(4.62%)
5 Year	1.09%
10 Year	5.96%
Inception Date of Share Class	Jul 29, 1996
(Retail) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(5.26%)
5 Year	(0.33%)
10 Year	4.66%
Inception Date of Share Class	Jul 29, 1996
(Retail) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(3.00%)
5 Year	0.25%
10 Year	4.53%
Inception Date of Share Class	Jul 29, 1996
(Retail) | Class B
Average Annual Return:
1 Year	(4.49%)
5 Year	1.22%
10 Year	6.06%
Inception Date of Share Class	Oct 3, 2002
(Retail) | Class C
Average Annual Return:
1 Year	(0.57%)
5 Year	1.52%
10 Year	5.83%
Inception Date of Share Class	Oct 3, 2002
(Administrator) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Year	6.50%
10 Year	5.78%
(Administrator) | GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.90%)
5 Year	1.33%
10 Year	4.45%
(Administrator) | MSCI ACWI Index (Net)
Average Annual Return:
1 Year	(7.35%)
5 Year	(1.93%)
10 Year	4.24%
(Administrator) | Administrator Class
Average Annual Return:
1 Year	1.41%
5 Year	2.52%
10 Year	6.84%
Inception Date of Share Class	Oct 3, 2002
(Administrator) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	0.71%
5 Year	1.02%
10 Year	5.48%
Inception Date of Share Class	Oct 3, 2002
(Administrator) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	0.91%
5 Year	1.43%
10 Year	5.29%
Inception Date of Share Class	Oct 3, 2002

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2012
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 14, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep 14, 2012
Prospectus Date	rr_ProspectusDate	Sep 14, 2012
Supplement [Text Block]	wells_SupplementTextBlock
SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO ADVANTAGE ALLOCATION FUNDS
For
Wells Fargo Advantage Absolute Return Fund
Wells Fargo Advantage Asset Allocation Fund

The Average Annual Total Return tables in the section entitled "Fund Summary - Performance" in the Fund's prospectuses for Class A, Class B, Class C and Administrator Class are replaced with the following:

(Wells Fargo Advantage Asset Allocation Fund) | (Retail)
Risk/Return:	rr_RiskReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
(Wells Fargo Advantage Asset Allocation Fund) | (Retail) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Year	rr_AverageAnnualReturnYear05	6.50%
10 Year	rr_AverageAnnualReturnYear10	5.78%
(Wells Fargo Advantage Asset Allocation Fund) | (Retail) | GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.90%)
5 Year	rr_AverageAnnualReturnYear05	1.33%
10 Year	rr_AverageAnnualReturnYear10	4.45%
(Wells Fargo Advantage Asset Allocation Fund) | (Retail) | MSCI ACWI Index (Net)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.35%)
5 Year	rr_AverageAnnualReturnYear05	(1.93%)
10 Year	rr_AverageAnnualReturnYear10	4.24%
(Wells Fargo Advantage Asset Allocation Fund) | (Retail) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.62%)
5 Year	rr_AverageAnnualReturnYear05	1.09%
10 Year	rr_AverageAnnualReturnYear10	5.96%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 29, 1996
(Wells Fargo Advantage Asset Allocation Fund) | (Retail) | Class A | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.26%)
5 Year	rr_AverageAnnualReturnYear05	(0.33%)
10 Year	rr_AverageAnnualReturnYear10	4.66%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 29, 1996
(Wells Fargo Advantage Asset Allocation Fund) | (Retail) | Class A | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.00%)
5 Year	rr_AverageAnnualReturnYear05	0.25%
10 Year	rr_AverageAnnualReturnYear10	4.53%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 29, 1996
(Wells Fargo Advantage Asset Allocation Fund) | (Retail) | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.49%)
5 Year	rr_AverageAnnualReturnYear05	1.22%
10 Year	rr_AverageAnnualReturnYear10	6.06%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct 3, 2002
(Wells Fargo Advantage Asset Allocation Fund) | (Retail) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.57%)
5 Year	rr_AverageAnnualReturnYear05	1.52%
10 Year	rr_AverageAnnualReturnYear10	5.83%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct 3, 2002
(Wells Fargo Advantage Asset Allocation Fund) | (Administrator)
Risk/Return:	rr_RiskReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(Wells Fargo Advantage Asset Allocation Fund) | (Administrator) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Year	rr_AverageAnnualReturnYear05	6.50%
10 Year	rr_AverageAnnualReturnYear10	5.78%
(Wells Fargo Advantage Asset Allocation Fund) | (Administrator) | GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.90%)
5 Year	rr_AverageAnnualReturnYear05	1.33%
10 Year	rr_AverageAnnualReturnYear10	4.45%
(Wells Fargo Advantage Asset Allocation Fund) | (Administrator) | MSCI ACWI Index (Net)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.35%)
5 Year	rr_AverageAnnualReturnYear05	(1.93%)
10 Year	rr_AverageAnnualReturnYear10	4.24%
(Wells Fargo Advantage Asset Allocation Fund) | (Administrator) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.41%
5 Year	rr_AverageAnnualReturnYear05	2.52%
10 Year	rr_AverageAnnualReturnYear10	6.84%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct 3, 2002
(Wells Fargo Advantage Asset Allocation Fund) | (Administrator) | Administrator Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.71%
5 Year	rr_AverageAnnualReturnYear05	1.02%
10 Year	rr_AverageAnnualReturnYear10	5.48%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct 3, 2002
(Wells Fargo Advantage Asset Allocation Fund) | (Administrator) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.91%
5 Year	rr_AverageAnnualReturnYear05	1.43%
10 Year	rr_AverageAnnualReturnYear10	5.29%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct 3, 2002